Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Schedule of Aggregate Amounts Charged to Expense	The following table presents the aggregate amounts charged to expense in connection with these plans:

Year ended December 31, (in millions)	Amount
2014	$15
2013	46
2012	45

Schedule of Reconciliation of the Changes in the Plans' Projected Benefit Obligations and Fair Value of Assets as well as a Statement of the Funded Status
The following table provides a reconciliation of the changes in the plans’ projected benefit obligations and fair value of assets for the years ended December 31, 2014 and 2013, as well as a statement of the funded status as of the respective period ends.

	As of December 31,
(in millions)	2014	2013
Change in benefit obligation
Benefit obligation at beginning of period	$909	$909
Service costs	5	3
Interest costs	41	37
U.K. plan benefit curtailment gain	—	(11)
Actuarial loss (gain)	142	(10)
Benefits paid	(33)	(31)
Foreign currency translation	(44)	12
Benefit obligation at end of period	1,020	909
Change in plan assets
Fair value of plan assets at the beginning of period	910	806
Actual return on plan assets	153	82
Company contributions	15	37
Benefits paid	(33)	(30)
Foreign currency translation	(46)	15
Fair value of plan assets at end of period	999	910
Funded status of the plans	$(21)	$1

	As of December 31,
(in millions)	2014	2013
U.K. plan:
Plan benefit obligations	$(755)	$(682)
Fair value of plan assets	836	756
Net pension assets (a)	81	74

U.S. and other foreign plans:
Plan benefit obligations	(265)	(227)
Fair value of plan assets	163	154
Net pension liabilities (b)	(102)	(73)
Funded status of the plans	$(21)	$1

(a)	Pension assets are included in “Other long-term assets” of the consolidated balance sheets.

(b)	Pension liabilities are included in “Other long-term liabilities” of the consolidated balance sheets.

Summary of Activity in Other Comprehensive Income, Net of Tax
The following table summarizes the activity in other comprehensive income, net of tax:

	Year ended December 31,
(in millions)	2014	2013	2012
Total unrecognized loss included in accumulated other comprehensive income at the beginning of period	$(87)	$(127)	$(88)
Unrecognized (loss) gain arising during the period	(38)	31	(40)
U.K. plan curtailment gain	—	7	—
Amortization of deferred losses to net periodic benefit expense (a)	2	2	1
Total unrecognized loss included in accumulated other comprehensive income at end of period	$(123)	$(87)	$(127)

(a)	Expected amortization of deferred losses to net periodic benefit expense in 2015 is $3 million pretax.

Schedule of the Components of Net Periodic Benefit Cost for the Plans
The following table provides the components of net periodic benefit cost for the plans:

	Year ended December 31,
(in millions)	2014	2013	2012
Service costs	$5	$3	$5
Interest costs	41	37	38
Expected return on plan assets	(50)	(44)	(45)
Amortization	2	4	2
Net periodic benefit expense	$(2)	$—	$—

Schedule of Weighted-Average Rate Assumptions Used in the Measurement of the Company's Benefit Obligations
Assumptions The weighted-average rate assumptions used in the measurement of the Company’s benefit obligations are as follows:

	As of December 31,
	2014	2013	2012
Discount rate	3.67%	4.56%	4.29%
Rate of compensation increase (a)	1.89%	1.70%	3.95%

(a)	The rate of compensation increases generally apply to active plans.

Schedule of Weighted-Average Rate Assumptions Used in the Measurement of the Company's Net Cost
The weighted-average rate assumptions used in the measurement of the Company’s net cost were as follows:

	Year ended December 31,
	2014	2013	2012
Discount rate	4.27%	4.06%	4.71%
Expected long-term return on plan assets	5.47%	5.55%	6.11%
Rate of compensation increase (a)	2.08%	1.96%	3.60%

(a)	The rate of compensation increases generally apply to active plans.

Schedule of Financial Instruments Included in Plan Assets Carried and Measured at Fair Value on a Recurring Basis
Fair value measurements Financial instruments included in plan assets carried and measured at fair value on a recurring basis are classified in the table below:

	As of December 31, 2014
	Fair Value Measurement Using
(in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investments:
Cash and cash equivalents	$9	$—	$—	$9
Registered investment companies:
Cash management fund	1	—	—	1
Equity funds	65	—	—	65
Fixed income funds	—	266	—	266
Fixed income securities	—	48	—	48
Private investment funds—redeemable (a)	165	441	—	606
Insurance annuity contracts	—	—	4	4
Total investments at fair value	$240	$755	$4	$999

(a)	39% of portfolio is invested in equity index funds, 44% in fixed income investments, 6% in cash and cash equivalents, and 11% in other investments.

	As of December 31, 2013
	Fair Value Measurement Using
(in millions)	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Investments:
Cash and cash equivalents	$1	$—	$—	$1
Registered investment companies:
Cash management fund	3	—	—	3
Equity funds	69	—	—	69
Fixed income securities	—	40	—	40
Private investment funds—redeemable (a)	—	793	—	793
Insurance annuity contracts	—	—	4	4
Total investments at fair value	$73	$833	$4	$910

(a)	35% of portfolio is invested in equity index funds, 61% in fixed income investments, 3% in cash and cash equivalents, and 1% in other investments.

Schedule of Fair Value Measurement Using Significant Unobservable Inputs (Level 3)

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
(in millions)	Insurance annuity contracts
Beginning balance as of January 1, 2013	$3
Actual return on plan assets	1
Settlements	—
Ending balance as of December 31, 2013	4
Actual return on plan assets	—
Settlements	—
Ending balance as of December 31, 2014	$4

Schedule of Estimated Future benefit Payments, which Reflect Expected Future Service	The estimated future benefit payments, which reflect expected future service, are expected to be as follows:

Year ended December 31, (in millions)	Amount

2015	$29
2016	30
2017	31
2018	33
2019	34
2020-2024	186